Note 15 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
December 31, 2024	Total	(Level 1)	(Level 2)	(Level 3)

Debt securities available-for-sale:
U.S. Treasury	$2,202	$2,202	$-	$-
U.S. government agencies	25,449	-	25,449	-
Taxable state and municipal	5,631	-	5,631	-
Tax-exempt state and municipal	51,796	-	51,796	-
U.S. government sponsored enterprise mortgage-backed	27,098	-	27,098	-
Corporate	3,877	-	3,877	-

Total Debt Securities Available-for-Sale	$116,053	$2,202	$113,851	$-

Marketable equity securities	$268	$268	$-	$-
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
December 31, 2023	Total	(Level 1)	(Level 2)	(Level 3)

Debt securities available-for-sale:
U.S. Treasury	$3,441	$3,441	$-	$-
U.S. government agencies	22,112	-	22,112	-
Taxable state and municipal	7,188	-	7,188	-
Tax-exempt state and municipal	56,168	-	56,168	-
U.S. government sponsored enterprise mortgage-backed	24,819	-	24,819	-
Corporate	4,711	-	4,711	-

Total Debt Securities Available-for-Sale	$118,439	$3,441	$114,998	$-

Marketable equity	$322	$322	$-	$-

Fair Value Measurements, Nonrecurring [Table Text Block]
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
December 31, 2024	Total	(Level 1)	(Level 2)	(Level 3)

Collateral Dependent, net	$-	$-	$-	$-

OREO	$-	$-	$-	$-
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
December 31, 2023	Total	(Level 1)	(Level 2)	(Level 3)

Collateral Dependent, net	$208	$-	$208	$-

OREO	$56	$-	$-	$56

Fair Value, by Balance Sheet Grouping [Table Text Block]
	Carrying	Fair
December 31, 2024	Value	Value	Level 1	Level 2	Level 3

Financial assets:
Cash and cash equivalents	$9,179	$9,179	$9,179	$-	$-
Interest-bearing time deposits	10,369	10,355	-	10,355	-
Debt securities available-for-sale	116,053	116,053	2,202	113,851	-
Marketable equity securities	268	268	268	-	-
Restricted investments in bank stock	2,300	2,300	-	2,300	-
Net loans	431,960	426,034	-	-	426,034
Accrued interest receivable	1,804	1,804	-	1,804	-
Bank owned life insurance	12,966	12,966	-	12,966	-

Financial liabilities:
Deposits	489,529	489,001	-	489,001	-
Repurchase agreements	1,143	1,143	-	1,143	-
FHLB advances	43,050	42,839	-	42,839	-
Accrued interest payable	1,736	1,736	-	1,736	-

	Carrying	Fair
December 31, 2023	Value	Value	Level 1	Level 2	Level 3

Financial assets:
Cash and cash equivalents	$12,206	$12,206	$12,206	$-	$-
Interest-bearing time deposits	18,285	18,043	-	18,043	-
Debt securities available-for-sale	118,439	118,439	3,441	114,998	-
Marketable equity securities	322	322	322	-	-
Restricted investments in bank stock	1,085	1,085	-	1,085	-
Net loans	384,063	362,724	-	-	362,724
Accrued interest receivable	1,603	1,603	-	1,603	-
Bank owned life insurance	12,708	12,708	-	12,708	-

Financial liabilities:
Deposits	472,737	471,334	-	471,334	-
Repurchase agreements	1,231	1,231	-	1,231	-
Federal funds purchased	435	435	-	435	-
FHLB advances	15,700	15,383	-	15,383	-
Federal Reserve Bank borrowings	9,500	9,500	-	9,500	-
Accrued interest payable	1,374	1,374	-	1,374	-